SHAREHOLDERS' EQUITY - Dividends and reserve calculations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Minimum mandatory dividend, as a percentage of adjusted net income	25.00%
Minimum mandatory dividend, as a percentage of consolidated operating cash generation	10.00%
Accounting EBITDA	R$ 19,537,398	R$ 29,630,671	R$ 25,221,854
Non-recurring and/or non-cash items	1,264,428	1,435,769
Adjusted EBITDA	18,272,970	28,194,902
Capex Maintenance (Sustain)	6,706,367	5,631,234
GCO = Adjusted EBTIDA - Capex Maintenance	11,566,603	22,563,668
Proposed minimum mandatory dividends		2,256,367	R$ 913,111
Dividends (10%) - Art. 26, "c" of the Bylaws	1,156,660	2,256,367
Advance/interim dividends	1,500,000	2,350,000
Withholding income tax	(190,119)
Interest on own capital distributed in excess(2)	(153,221)
Additional dividends		R$ (93,633)